Taxation (Tables)	12 Months Ended
Jun. 30, 2019
Taxation
Schedule of taxation

		2019	2018	2017
for the year ended 30 June	Note	Rm	Rm	Rm

South African normal tax		3 206	4 035	4 393
current year		3 804	4 689	3 887
prior years		(598)	(654)	506
Dividend withholding tax		—	68	59
Foreign tax		2 640	2 530	2 682
current year		2 544	3 035	2 680
prior years		96	(505)	2

Income tax		5 846	6 633	7 134
Deferred tax — South Africa	14	2 086	(414)	2 677
current year		2 069	(545)	2 634
prior years		17	131	43

Deferred tax — foreign	14	(4 775)	(661)	(1 316)
current year*		(4 831)	(874)	(718)
prior years		55	485	(127)
recognition of previously unrecognised deferred tax assets**		—	(49)	(470)
tax rate change		1	(223)	(1)

		3 157	5 558	8 495

*	Increase in the current year relates mainly to tax losses incurred at our US operations where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against.
**

Included in the previous years is the recognition of a deferred tax asset relating to the accumulated tax losses in Italy which were previously limited in line with the forecasted utilisation thereof. In 2017, profits and a successful business turnaround strategy have resulted in the recognition of a previously unrecognised deferred tax asset of EUR25,4 million (R377,2 million). Additionally in 2017 R93 million of previously unrecognised tax assets were recognised after the approval of the Production Sharing Agreement (PSA) licence area’s Field Development Plan (FDP) in Mozambique.

	2019	2018	2017
for the year ended 30 June	Rm	Rm	Rm

Regional analysis
 South Africa	5 285	3 994	7 013
 Rest of Africa	1 465	854	951
 Europe	1 276	1 649	906
 United States of America	(4 913)	(1 032)	(424)
 Other	44	93	49

Total operations	3 157	5 558	8 495

Schedule of reconciliation of effective tax rate to current tax rate

	2019	2018	2017
	%	%	%

Reconciliation of effective tax rate

The table below shows the difference between the South African enacted tax rate (28%) compared to the effective tax rate in the income statement. Total income tax expense differs from the amount computed by applying the South African normal tax rate to profit before tax. The reasons for these differences are:

South African normal tax rate	28,0	28,0	28,0
Increase in rate of tax due to:
disallowed preference share dividends	0,3	0,9	0,9
disallowed expenditure(1)	9,4	4,2	2,3
disallowed share-based payment expenses(2)	2,9	5,3	0,1
different tax rates(3)	13,2	2,6	0,3
effect of tax litigation matters(4)	—	—	3,2
tax losses not recognised(5)	8,6	9,3	1,0
prior year adjustments	2,0	0,4	—
other adjustments	2,0	1,5	0,4

	66,4	52,2	36,2
Decrease in rate of tax due to:
exempt income(6)	(1,7)	(4,2)	(0,4)
share of profits of equity accounted investments	(3,3)	(2,6)	(1,0)
effect of tax litigation matters(4)	(8,2)	—	—
recognition of previously unrecognised deferred tax assets	—	—	(1,6)
utilisation of tax losses	(0,3)	(0,4)	—
investment incentive allowances(7)	(17,2)	(6,9)	(2,4)
effect of tax rate change in the US	—	(1,4)	—
translation differences	(0,9)	(0,9)	(0,9)
prior year adjustments	—	—	(1,4)
other adjustments	(0,6)	(0,4)	(0,2)

Effective tax rate	34,2	35,4	28,3

Adjusted effective tax rate(8)	29,6	27,3	26,5

(1)	Includes non-deductible expenses incurred not deemed to be in the production of taxable income mainly relating to exploration activities and non-productive interest in our treasury function.
(2)	This relates to the share based payment expense on the Sasol Khanyisa transaction.
(3)	Relates mainly to the impact of lower tax rate in the US on the increases in tax losses incurred during the year.
(4)	2019 includes reversal of tax and interest pertaining to Sasol Oil and 2017, includes tax, interest and penalties.
(5)

Tax losses not recognised resulted mainly from the R1,9 billion (2018 – R2,8 billion) impairment of the Canadian shale gas asset and the Mozambique PSA impairment of R1,1 billion in 2018 for which no deferred tax asset was raised. Refer note 9.

(6)	2018, includes profit on disposal of our investments in Petronas Chemicals LDPE Sdn Bhd and Petronas Chemicals Olefins Sdn Bhd.
(7)	Energy efficiency allowances relating to our South African operations increased by R4,2 billion compared to the prior year.
(8)	Effective tax rate adjusted for equity accounted investments, remeasurement items and once-off items.